Derivative financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effects of derivatives
Gain or (loss) recognized in financial income (expense), Total	$ (120)	$ 75	$ 631
Financial settlement (Inflows)/ Outflows	(493)	(565)	(1,225)
Amount of gain or (loss) recognized in OCI	(121)	155	(26)
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(263)	(96)	487
Financial settlement (Inflows)/ Outflows	(343)	(389)	(1,001)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(315)	(92)	451
Financial settlement (Inflows)/ Outflows	(325)	(337)	(956)
Non-designated | Foreign exchange and interest rate risk | EURO floating rate vs. USD floating rate swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			(1)
Financial settlement (Inflows)/ Outflows			1
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			(2)
Financial settlement (Inflows)/ Outflows		4	3
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	50	(30)	(5)
Financial settlement (Inflows)/ Outflows	4	1	(1)
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(7)	(23)	4
Financial settlement (Inflows)/ Outflows	(19)	(1)	(2)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		69
Financial settlement (Inflows)/ Outflows		(68)
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		(8)
Financial settlement (Inflows)/ Outflows		8
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			3
Financial settlement (Inflows)/ Outflows		(2)	(9)
Non-designated | Foreign exchange and interest rate risk | Treasury future
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	9	(12)
Financial settlement (Inflows)/ Outflows	(3)	6
Non-designated | Foreign exchange and interest rate risk | Swap Convertibles
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			37
Financial settlement (Inflows)/ Outflows			(37)
Non-designated | Commodities price risk
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		92	(88)
Financial settlement (Inflows)/ Outflows	(3)	(78)	59
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(1)	39	4
Financial settlement (Inflows)/ Outflows	2	(41)	(7)
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		15	(87)
Financial settlement (Inflows)/ Outflows			105
Non-designated | Commodities price risk | Copper
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		1
Non-designated | Commodities price risk | Aluminum
Effects of derivatives
Financial settlement (Inflows)/ Outflows		7	16
Non-designated | Commodities price risk | Bunker Oil
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	1	37	4
Financial settlement (Inflows)/ Outflows	(5)	(48)	(34)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			(4)
Financial settlement (Inflows)/ Outflows		2	3
Non-designated | Commodities price risk | Maritime Freight Protection Program
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			(5)
Financial settlement (Inflows)/ Outflows		2	(24)
Non-designated | Embedded derivatives
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(2)	(7)	(51)
Non-designated | Embedded derivatives | Gas
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(2)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		(7)	(51)
Designated
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	145	86	283
Financial settlement (Inflows)/ Outflows	(147)	(98)	(283)
Amount of gain or (loss) recognized in OCI	(121)	155	(26)
Designated | Aluminum
Effects of derivatives
Amount of gain or (loss) recognized in OCI		4	31
Designated | Bunker Oil
Effects of derivatives
Financial settlement (Inflows)/ Outflows	(1)		47
Amount of gain or (loss) recognized in OCI	(1)
Designated | Strategic Nickel
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	172	49	(1)
Financial settlement (Inflows)/ Outflows	(172)	(48)
Amount of gain or (loss) recognized in OCI	(149)	211	(52)
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(27)	37	284
Financial settlement (Inflows)/ Outflows	26	(50)	(330)
Amount of gain or (loss) recognized in OCI	$ 29	$ (60)	$ (5)